INCOME TAXES - Reconciliation of the Statutory U.S. Federal Tax Rate and Effective Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Statutory U.S. federal tax rate (as a percent)	21.00%	21.00%	21.00%
State and local income taxes - net of federal benefit (as a percent)	1.10%	1.10%	1.40%
Earnings in jurisdictions taxed at rates different from the statutory U.S. federal rate (as a percent)	1.00%	(0.30%)	(0.60%)
Equity income or loss	(2.60%)	(2.10%)	(2.70%)
Excess tax benefits on stock-based compensation (as a percent)	(0.50%)	(0.30%)	(0.70%)
Other - Net (as a percent)	(1.40%)	(2.00%)	(0.30%)
Effective Tax Rate (as a percent)	18.60%	17.40%	18.10%
Foreign Tax Jurisdiction
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Other - Net (as a percent)	1.20%
Net tax expense (benefit)	$ 161
Domestic Tax Jurisdiction
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Other - Net (as a percent)		0.90%
Net tax expense (benefit)		$ (118)
Philippines and Bangladesh Bottling Operations
Reconciliation of the statutory U.S. federal tax rate and effective tax rates
Other - Net (as a percent)		0.70%
Net tax expense (benefit)		$ (88)